Annual Fund Operating Expenses	0 Months Ended
	Mar. 29, 2012
(Institutional) | (Delaware International Value Equity Fund) | Institutional Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.44%
Total annual fund operating expenses	1.29%
Fee waivers and expense reimbursements	(0.08%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.21%
(Institutional) | (Delaware Global Value Fund) | Institutional Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.73%
Total annual fund operating expenses	1.58%
Fee waivers and expense reimbursements	(0.28%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%
(Institutional) | (Delaware Emerging Markets Fund) | Institutional Class
Operating Expenses:
Management fees	1.18%
Distribution and service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	1.53%
(Institutional) | (Delaware Macquarie Global Infrastructure Fund) | Institutional Class
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	none
Other expenses	1.33%
Total annual fund operating expenses	2.23%
Fee waivers and expense reimbursements	(1.03%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%
(Institutional) | (Delaware Focus Global Growth Fund) | Institutional Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	1.62%
Total annual fund operating expenses	2.47%
Fee waivers and expense reimbursements	(1.17%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%
(Retail) | (Delaware International Value Equity Fund) | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.44%
Total annual fund operating expenses	1.59%
Fee waivers and expense reimbursements	(0.13%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.46%
(Retail) | (Delaware International Value Equity Fund) | Class B
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.44%
Total annual fund operating expenses	2.29%
Fee waivers and expense reimbursements	(0.08%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.21%
(Retail) | (Delaware International Value Equity Fund) | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.44%
Total annual fund operating expenses	2.29%
Fee waivers and expense reimbursements	(0.08%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.21%
(Retail) | (Delaware International Value Equity Fund) | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.44%
Total annual fund operating expenses	1.89%
Fee waivers and expense reimbursements	(0.18%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.71%
(Retail) | (Delaware Global Value Fund) | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.73%
Total annual fund operating expenses	1.88%
Fee waivers and expense reimbursements	(0.33%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%
(Retail) | (Delaware Global Value Fund) | Class B
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.73%
Total annual fund operating expenses	2.58%
Fee waivers and expense reimbursements	(0.28%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.30%
(Retail) | (Delaware Global Value Fund) | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.73%
Total annual fund operating expenses	2.58%
Fee waivers and expense reimbursements	(0.28%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.30%
(Retail) | (Delaware Global Value Fund) | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.73%
Total annual fund operating expenses	2.18%
Fee waivers and expense reimbursements	(0.38%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.80%
(Retail) | (Delaware Emerging Markets Fund) | Class A
Operating Expenses:
Management fees	1.18%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.35%
Total annual fund operating expenses	1.83%
Fee waivers and expense reimbursements	(0.05%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.78%
(Retail) | (Delaware Emerging Markets Fund) | Class B
Operating Expenses:
Management fees	1.18%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual fund operating expenses	2.53%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	2.53%
(Retail) | (Delaware Emerging Markets Fund) | Class C
Operating Expenses:
Management fees	1.18%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual fund operating expenses	2.53%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	2.53%
(Retail) | (Delaware Emerging Markets Fund) | Class R
Operating Expenses:
Management fees	1.18%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.35%
Total annual fund operating expenses	2.13%
Fee waivers and expense reimbursements	(0.10%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.03%
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class A
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	0.30%
Other expenses	1.33%
Total annual fund operating expenses	2.53%
Fee waivers and expense reimbursements	(1.08%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.45%
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class C
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.33%
Total annual fund operating expenses	3.23%
Fee waivers and expense reimbursements	(1.03%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.20%
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class R
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	0.60%
Other expenses	1.33%
Total annual fund operating expenses	2.83%
Fee waivers and expense reimbursements	(1.13%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.70%
(Retail) | (Delaware Focus Global Growth Fund) | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.30%
Other expenses	1.62%
Total annual fund operating expenses	2.77%
Fee waivers and expense reimbursements	(1.22%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%
(Retail) | (Delaware Focus Global Growth Fund) | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.62%
Total annual fund operating expenses	3.47%
Fee waivers and expense reimbursements	(1.17%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.30%
(Retail) | (Delaware Focus Global Growth Fund) | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.60%
Other expenses	1.62%
Total annual fund operating expenses	3.07%
Fee waivers and expense reimbursements	(1.27%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.80%

[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.21% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.
[3]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.
[5]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.21% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.
[6]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or the Distributor, as applicable, and the Fund.
[7]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. The waiver may be terminated only by agreement of the Distributor and the Fund.
[8]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from March 29, 2012 through March 29, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), also has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50% of average daily net assets, respectively, from March 29, 2012 through March 29, 2013. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.